UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07715
CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:           Schedule of Investments

Credit Suisse Global Small Cap Fund

Schedule of Investments

January 31, 2005 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (96.7%)
Australia (1.0%)
Machinery (1.0%)
Bradken, Ltd.*	675,243	$1,517,511

TOTAL AUSTRALIA		1,517,511

Canada (4.5%)
Computers & Peripherals (1.4%)
ATI Technologies, Inc.*	120,500	2,088,265

Leisure Equipment & Products (1.2%)
Mega Bloks*	97,950	1,388,628
Mega Bloks, Rule 144A*‡	30,300	429,561
		1,818,189

Specialty Retail (1.9%)
Gildan Activewear, Inc. Class A*	79,000	2,889,820

TOTAL CANADA		6,796,274

China (3.7%)
Airlines (1.2%)
Air China, Ltd. Series H*	5,095,000	1,812,667

Communications Equipment (1.0%)
ZTE Corp.*	507,800	1,637,351

Internet Software & Services (1.5%)
Netease.com, Inc. ADR*§	20,660	870,819
Shanda Interactive Entertainment, Ltd. ADR*§	42,110	1,381,208
		2,252,027

TOTAL CHINA		5,702,045

Denmark (1.4%)
Electrical Equipment (1.4%)
Vestas Wind Systems AS	179,600	2,156,204

TOTAL DENMARK		2,156,204

France (2.8%)
Office Electronics (2.8%)
Neopost SA	54,378	4,200,039

TOTAL FRANCE		4,200,039

Germany (0.5%)
Biotechnology (0.5%)
Epigenomics AG*§	79,400	817,665

TOTAL GERMANY		817,665

Ireland (2.2%)
Airlines (2.2%)
Ryanair Holdings PLC*§	27,800	228,688
Ryanair Holdings PLC ADR§	66,300	3,104,829

TOTAL IRELAND		3,333,517

	Number of
	Shares	Value
Israel (2.9%)
Internet & Catalog Retail (1.5%)
Shopping.com, Ltd.*	103,600	2,306,136

Internet Software & Services (1.4%)
Check Point Software Technologies, Ltd.*	85,700	2,080,796

TOTAL ISRAEL		4,386,932

Japan (10.6%)
Chemicals (1.8%)
Kuraray Company, Ltd.*	292,500	2,694,295

Electronic Equipment & Instruments (1.8%)
Nidec Corp.§	23,900	2,686,170

Hotels, Restaurants & Leisure (1.4%)
Round One Corp.	1,080	2,150,234

Internet Software & Services (1.8%)
Softbank Corp.§	59,300	2,804,911

Media (1.8%)
Usen Corp.§	109,200	2,794,829

Specialty Retail (2.0%)
USS Company, Ltd.	36,780	3,044,930

TOTAL JAPAN		16,175,369

Netherlands (1.6%)
Food Products (1.6%)
Nutreco Holdings NV§	80,840	2,419,293

TOTAL NETHERLANDS		2,419,293

Norway (1.2%)
Electronic Equipment & Instruments (1.2%)
Tandberg ASA*	166,800	1,809,889

TOTAL NORWAY		1,809,889

South Korea (2.1%)
Machinery (2.1%)
Samsung Heavy Industries Company, Ltd.	429,500	3,216,984

TOTAL SOUTH KOREA		3,216,984

Sweden (3.1%)
Healthcare Equipment & Supplies (1.2%)
Getinge AB Class B	139,600	1,818,949

Machinery (1.9%)
Alfa Laval AB§	180,700	2,903,274

TOTAL SWEDEN		4,722,223

	Number of
	Shares	Value
Switzerland (1.5%)
Healthcare Equipment & Supplies (1.5%)
Nobel Biocare Holding AG	13,189	2,316,000

TOTAL SWITZERLAND		2,316,000

United Kingdom (11.8%)
Automobile Parts & Equipment (2.2%)
Halfords Group PLC	560,250	3,325,921

Commercial Services & Supplies (2.2%)
Michael Page International PLC	913,040	3,292,951

Diversified Telecommunication Services (2.3%)
COLT Telecom Group PLC*§	3,254,420	3,493,360

Hotels, Restaurants & Leisure (2.2%)
Enterprise Inns PLC	48,755	686,474
William Hill PLC	249,725	2,731,217
		3,417,691

Insurance (1.8%)
Admiral Group PLC*	428,090	2,823,951

Software (1.1%)
Sage Group PLC	447,450	1,665,753

TOTAL UNITED KINGDOM		18,019,627

United States (45.8%)
Commercial Services & Supplies (0.9%)
Greenfield Online, Inc.*§	78,100	1,426,106

Communications Equipment (3.1%)
Harmonic, Inc.*§	103,300	1,177,620
Kanbay International, Inc.*	130,000	3,503,500
		4,681,120

Computers & Peripherals (1.3%)
Avid Technology, Inc.*	30,600	1,929,330

Construction & Engineering (1.3%)
Infrasource Services, Inc.*	165,100	1,997,710

Diversified Financials (6.1%)
Affiliated Managers Group, Inc.§	44,100	2,796,381
E*TRADE Financial Corp.*	211,500	2,908,125
Franklin Resources, Inc.	51,900	3,521,934
GFI Group, Inc.*	2,800	73,472
optionsXpress Holdings, Inc.*	700	14,196
		9,314,108

Electronic Equipment & Instruments (1.1%)
Broadcom Corp. Class A*	51,800	1,648,794

	Number of
	Shares	Value
Energy Equipment & Services (0.4%)
W&T Offshore, Inc.*	33,000	600,600

Food & Drug Retailing (1.0%)
Whole Foods Market, Inc.	16,300	1,457,546

Food Products (2.0%)
Herbalife, Ltd.	192,100	3,083,205

Healthcare Providers & Services (8.7%)
AMERIGROUP Corp.§	70,200	2,885,922
Centene Corp.*	107,100	3,593,205
Pediatrix Medical Group, Inc.*	24,200	1,616,318
Psychiatric Solutions, Inc.*§	60,076	2,126,690
United Surgical Partners International, Inc.§	75,700	2,981,823
		13,203,958

Hotels, Restaurants & Leisure (3.2%)
Panera Bread Co. Class A§	41,200	2,101,200
Starwood Hotels & Resorts Worldwide, Inc.	49,300	2,853,977
		4,955,177

Household Durables (1.6%)
Knoll, Inc.	44,600	745,712
Yankee Candle Company, Inc.	53,600	1,755,936
		2,501,648

Internet Software & Services (3.6%)
Corillian Corp.*	190,000	807,500
Digitas, Inc.*	231,500	2,416,860
Openwave Systems, Inc.*§	166,200	2,263,644
		5,488,004

Media (0.8%)
Radio One, Inc. Class A*	75,000	1,170,000

Multiline Retail (0.1%)
Dollar Tree Stores, Inc.*	5,900	160,657

Oil & Gas (1.6%)
Newfield Exploration Co.*	39,000	2,386,800

Pharmaceuticals (0.9%)
Sepracor, Inc.*	25,200	1,440,936

Semiconductor Equipment & Products (6.0%)
Cascade Microtech, Inc.*§	34,000	360,400
Cymer, Inc.§	75,000	1,989,000
FormFactor, Inc.*§	85,300	1,942,281
Integrated Circuit Systems, Inc.*§	73,000	1,387,000
Tessera Technologies, Inc.*§	90,400	3,516,560
		9,195,241

Software (1.1%)
THQ, Inc.*§	73,500	1,635,375

	Number of
	Shares	Value
Specialty Retail (1.0%)
Hot Topic, Inc.*	79,150	1,533,927

TOTAL UNITED STATES		69,810,242

TOTAL COMMON STOCKS (Cost $112,628,560)		147,399,814

PREFERRED STOCKS (0.7%)
United States (0.7%)
Consumer Services (0.7%)
PRN Corp.*†† (Cost $792,000)	88,000	1,157,200

WARRANT (0.0%)
United States (0.0%)
Consumer Services (0.0%)
PRN Corp. strike $0.01, expires August 2011*†† (Cost $0)	20,366	0

LIMITED PARTNERSHIPS (1.8%)
United States (1.8%)
Venture Capital (1.8%)
Austin Ventures VIII L.P.*††	326,668	270,214
Boston Ventures L.P.V*††	960,014	370,001
CVC European Equity III L.P.*††	696,182	634,954
Madison Dearborn Capital Partners, Inc.*††	553,609	445,575
New Enterprise Associates VII*††	1,000,000	237,567
Oak Investment Partners X L.P.*††	1,063,455	734,080

TOTAL LIMITED PARTNERSHIPS (Cost $3,079,627)		2,692,391

SHORT-TERM INVESTMENTS (24.4%)
State Street Navigator Prime Fund§§	34,628,706	34,628,706

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 1.400%, 2/01/05	$2,639	2,639,000
TOTAL SHORT-TERM INVESTMENTS (Cost $37,267,706)		37,267,706

TOTAL INVESTMENTS AT VALUE (123.6%) (Cost $153,767,893)		188,517,111

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.6%)		(36,050,868)

NET ASSETS (100.0%)		$152,466,243

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

*                 Non-income producing security.

‡                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005 this security amounted to a value of $429,561 or 0.28% of net assets.

††            Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

The Fund initially values its investments in private-equity portfolios (“Private Funds”) at the amount invested in the Private Funds, less related expenses, where identifiable, unless and until Credit Suisse Asset Management, LLC (“CSAM”) determines that such value does not represent fair value.  Thereafter, investments in Private Funds held by the Fund are valued at their “fair values” using procedures approved by the Board of Directors.  CSAM shall review daily the Fund’s fair valued securities.

Restricted Securities – Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The table below shows the number of shares held, the acquisition dates, aggregate costs, fair values as of January 31, 2005, the value per share of such securities, the percentage of net assets which the securities represent, the distributions received from each investment and the open commitments. The Fund does not have the right to demand that such securities be registered.

		Number					Percentage
	Security	of	Acquisition		Fair	Value per	of	Distributions	Open
Security	Type	Shares	Date	Cost	Value	Share	Net Assets	Received	Commitments
Austin Ventures VIII L.P.	Ltd. Partnership	326,668	7/13/01	$283,850	$270,214	$0.83	0.18%	$39,584	$226,665

Boston Ventures L.P. V	Ltd. Partnership	960,014	9/01/96	509,169	370,001	0.39	0.24%	525,664	39,986

CVC European Equity III L.P.	Ltd. Partnership	696,182	9/04/01	531,874	634,954	0.91	0.42%	241,697	303,818
Madison Dearborn Capital Partners IV L. P.	Ltd. Partnership	553,609	4/02/01	461,390	445,575	0.80	0.29%	110,985	446,391
New Enterprise Associates VII	Ltd. Partnership	1,000,000	12/01/96	444,818	237,567	0.24	0.16%	3,013,498	—
Oak Investment Partners X L.P.	Ltd. Partnership	1,063,455	1/18/01	848,526	734,080	0.69	0.48%	192,858	436,545
PRN Corp.	Preferred Stock	88,000	8/13/01	792,000	1,157,200	13.15	0.76%	—	—
PRN Corp.	Warrant	20,366	8/14/01	—	—	—	—	—	—
				$3,871,627	$3,849,591		2.53%	$4,124,286	$1,453,405

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $153,767,893, $38,775,844, $(4,026,626) and $34,749,218, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005